Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	¥ 395,381	¥ 352,513
Work in process	199,153	160,696
Raw materials	56,034	49,598
Inventories	¥ 650,568	¥ 562,807